Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Related Party Transactions [Abstract]
Related Party Transactions

(4) Related Party Transactions

On October 1, 2010 in connection with the closing of the Momentive Combination, the Company entered into a shared services agreement with MSC. Under this agreement, as amended on March 17, 2011 (the “Shared Services Agreement”), the Company provides to MSC, and MSC provides to the Company, certain services, including, but not limited to, executive and senior management, administrative support, human resources, information technology support, accounting, finance, technology development, legal and procurement services. The Shared Services Agreement establishes certain criteria upon which the costs of such services are allocated between MSC and the Company. Pursuant to this agreement, during the nine-month periods ended September 30, 2012 and September 30, 2011, the Company incurred approximately $106 and $128, respectively, of net costs for shared services and MSC incurred approximately $113 and $133, respectively, of net costs for shared services. Included in the net costs incurred for shared services under the Shared Services Agreement during the nine-months periods ended September 30, 2012 and September 30, 2011, were net billings from MSC to MPM of $16 and $5, respectively, to bring the percentage of total net incurred costs for shared services under the Shared Services agreement to 49% for the Company and 51% for MSC, as well as to reflect costs allocated 100% to one party. During the nine-month periods ended September 30, 2012 and September 30, 2011, the Company realized approximately $23 and $15, respectively, in cost savings as a result of the Shared Services Agreement. The Company had accounts receivable of $0 and $3 as of September 30, 2012 and December 31, 2011, respectively, and accounts payable to MSC of $3 and $15 at September 30, 2012 and December 31, 2011, respectively.

Momentive Holdings purchases insurance policies which also cover the Company and MSC. Amounts are billed to the Company based on the Company’s relative share of the insurance premiums. The Company had accounts payable to Momentive Holdings of approximately $4 and $1 under these arrangements at September 30, 2012 and December 31, 2011, respectively.

On March 17, 2011, the Company entered into an amendment to the Shared Services Agreement with MSC to reflect the terms of the Master Confidentiality and Joint Development Agreement by and between MSC and the Company entered into on the same date.

In connection with the GE Advanced Materials Acquisition, MPM Holdings entered into a management consulting and advisory services agreement with Apollo and its affiliates for the provision of management and advisory services for an initial term of up to twelve years. The Company also agreed to indemnify Apollo and its affiliates and their directors, officers, and representatives for potential losses relating to the services contemplated under these agreements. Terms of the agreement provide for annual fees of $3.5 plus out of pocket expenses, payable in one lump sum annually, and provide for a lump-sum settlement equal to the net present value of the remaining annual management fees payable under the remaining term of the agreement in connection with a sale or initial public offering by the Company. These fees are included within Selling, general and administrative expenses in the Company’s Consolidated Statements of Operations.

The Company sells products to various affiliated businesses (affiliates). For the fiscal three-month period ended September 30, 2012, sales to affiliates amounted to $4. Receivables from affiliates were $1 at September 30, 2012.

The Company purchases products and services from various affiliates. Purchases under these agreements amounted to $4 for the fiscal three-month period ended September 30, 2012. Payables to affiliates as of September 30, 2012, resulting from procurement activity and services was less than $1.

The Company is presently a party to an off-take agreement that provides for Asia Silicones Monomer Limited (“ASM”), which is owned 50% by GE Monomer (Holdings) Pte Ltd. and its affiliates to supply siloxane and certain related products to the Company through 2014 (or until certain ASM financing obligations are satisfied). At the closing of the GE Advanced Materials Acquisition, the Company entered into a long-term supply agreement with GE and GE Monomer (Holdings)Pte. Ltd. regarding the supply of siloxane and certain related products. Pursuant to the long-term siloxane supply agreement for the period through December 2026, GE and GE Monomer (Holdings) Pte. Ltd. will ensure the Company a minimum annual supply of siloxane and certain related products at least equal to the amount purchased by GE Toshiba Silicones (Thailand) Limited during the twelve month period ending November 30, 2006, subject to customary force majeure provisions and certain other limited exceptions. Under the current arrangement, the Company is committed to purchase approximately $113 for 2012 and $113 each year thereafter of off-take product, assuming total ASM production is equal to current volumes, without taking into account inflation and changes in foreign exchange rates. The Company purchased approximately $24 and $69 of supply from ASM for the fiscal three and nine-month periods ended September 30, 2012. Pursuant to an Assignment and Assumption Agreement, GE Monomer (Holdings) Pte. Ltd. also assigned its interest as licensor under a certain Technology License Agreement with ASM to the Company. Under this Technology License Agreement, the Company received royalties from ASM of less than $1 and $2 for the fiscal three and nine-month periods ended September 30, 2012.

An affiliate of GE is one of the lenders under the Company’s revolving credit facility representing approximately $160 of the lenders’ $300 revolving credit facility commitment.

(3) Related Party Transactions

On October 1, 2010 in connection with the closing of the Momentive Combination, the Company entered into a shared services agreement with MSC. Under this agreement, as amended on March 17, 2011 (the “Shared Services Agreement”), the Company provides to MSC, and MSC provides to the Company, certain services, including, but not limited to, executive and senior management, administrative support, human resources, information technology support, accounting, finance, technology development, legal and procurement services. The Shared Services Agreement establishes certain criteria upon which the costs of such services are allocated between MSC and the Company. Pursuant to this agreement, during the years ended December 31, 2011 and 2010 the Company incurred approximately $151 and $43, respectively, of costs for shared services and MSC incurred approximately $170 and $42, respectively, of costs for shared services (excluding, in each case, costs allocated 100% to one party), including shared service true-up billings in 2011. During the year ended December 31, 2011, the Company realized approximately $23 in cost savings as a result of the Shared Services Agreement. In the fourth quarter of 2011, MSC billed the Company approximately $7, which represents a true-up payment to bring the percentage of total net incurred costs for shared services for the year ended December 31, 2011 under the Shared Services Agreement to 49% for the Company and 51% for MSC as well as costs allocated 100% to one party. Included in the $7 was $5 that should have been billed to the Company in the second and third quarter of 2011. The out of period expense of $2 and $3 was not material to second and third quarter ending July 3, and September 30, 2011, respectively. The true-up amount is included in Selling, general and administrative expense in the Consolidated Statements of Operations. The Company had accounts receivable of $3 and $1 as of December 31, 2011 and 2010, respectively, and accounts payable to MSC of $15 and $0 at December 31, 2011 and 2010, respectively.

On March 17, 2011, the Company entered into an amendment to the Shared Services Agreement with MSC to reflect the terms of the Master Confidentiality and Joint Development Agreement by and between MSC and the Company entered into on the same date.

In connection with the GE Advanced Materials Acquisition, MPM Holdings entered into a management consulting and advisory services agreement with Apollo and its affiliates for the provision of management and advisory services for an initial term of up to twelve years. The Company also agreed to indemnify Apollo and its affiliates and their directors, officers, and representatives for potential losses relating to the services contemplated under these agreements. Terms of the agreement provide for annual fees of $3.5 plus out of pocket expenses, payable in one lump sum annually, and provide for a lump-sum settlement equal to the net present value of the remaining annual management fees payable under the remaining term of the agreement in connection with a sale or initial public offering by the Company. These fees are included within Selling, general and administrative expenses in the Company’s Consolidated Statements of Operations. The annual management fee for 2009 was waived due to the global recession.

The Company sells products to various affiliated businesses (affiliates). For the years ended December 31, 2011, 2010 and 2009, sales to affiliates amounted to $23, $21 and $19, respectively. Receivables from affiliates were $2 and $2 at December 31, 2011 and 2010, respectively.

GE and its affiliates provide a variety of services to the Company, including services pursuant to certain transition service agreements entered into at the time of the GE Advanced Materials Acquisition and other agreements entered into thereafter. Certain services, such as administering employee benefit plans and paying related claims, provision of voice and data networking, outsourcing of certain functions, environmental remediation, and other corporate services and headquarters’ overhead were charged to the Company as utilized and were charged pursuant to terms of the transition services agreements which expired in 2008. Billings for the services under the transition services agreement and other agreements amounted to $13, $13 and $23 for the years ended December 31, 2011, 2010 and 2009, respectively. In addition, the Company reimbursed Apollo affiliates $5 for employee relocation and expatriate expenses paid on the Company’s behalf for year ended December 31, 2009. These amounts are principally reflected in Selling, general and administrative expenses in the accompanying Consolidated Statements of Operations.

An affiliate of GE is one of the lenders under the Company’s revolving credit facility representing approximately $160 of the lenders’ $300 revolving credit facility commitment. See Note 9 for additional information on the revolving credit facility.

The Company purchased products from various affiliates totaling $14, $8, and $6, during the years ended December 31, 2011, 2010 and 2009, respectively. Payable to affiliates as of December 31, 2011 and 2010, resulting from procurement activity and services, was $1 and $2, respectively. In addition, during the year ended December 31, 2009, the Company purchased certain machinery and equipment from GE for $16.

The Company is presently a party to an off-take agreement that provides for Asia Silicones Monomer Limited (“ASM”) to supply siloxane and certain related products to the Company through 2014 (or until certain ASM financing obligations are satisfied). At the closing of the Acquisition, the Company entered into a long-term supply agreement with respect to the supply of siloxane and certain related products. Pursuant to the long-term siloxane supply agreement, GE and GE Monomer (Holdings) Pte. Ltd. will ensure the Company a minimum annual supply of siloxane and certain related products at least equal to the amount purchased by GE Toshiba Silicones (Thailand) Limited during the twelve month period ending November 30, 2006, subject to customary force majeure provisions and certain other limited exceptions, for a period of 20 years after the closing of the Acquisition, subject to customary force majeure provisions and certain other limited exceptions. Under the current arrangement, the Company is committed to purchase approximately $113 for 2012 and $113 each year thereafter of off-take product, assuming total ASM production is equal to current volumes, without taking into account inflation and changes in foreign exchange rates. The Company purchased approximately $109, $103 and $87 of supply from ASM for fiscal years ended December 31, 2011, 2010 and 2009, respectively. Future purchase commitments under this arrangement are included in note 14. Pursuant to an Assignment and Assumption Agreement, GE Monomer (Holdings) Pte. Ltd. also assigned its interest as licensor under a certain Technology License Agreement with ASM to the Company. Under this Technology License Agreement, the Company received royalties from ASM of approximately $2 for all of the years ended December 31, 2011, 2010 and 2009, respectively.

In January 2011, the Company declared a dividend of less than $1, a portion of which was paid during the year to fund the compensation of the Board of Managers of Momentive Holdings.